BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES NOT INCLUDED IN THE CALCULATION OF DILUTED NET LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities
Antidilutive Securities	2,434,535	5,252,312
Options to purchase common stock
Antidilutive Securities
Antidilutive Securities	2,434,535	5,230,344
Unvested restricted stock units
Antidilutive Securities
Antidilutive Securities		21,968